Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2023
Fidelity Freedom Blend 2020 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(16.48%)
Since Inception	2.98%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%	[1]

[1]	A From August 31, 2018